SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2020
SUPPLEMENTAL CASH FLOW INFORMATION [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION
6.	SUPPLEMENTAL CASH FLOW INFORMATION

For purposes of the consolidated statement of cash flows, the Company considers all highly liquid temporary investments with an original maturity of three months or less at the time of purchase to be cash equivalents. The cash flow statement has been prepared using the indirect method, which requires a series of adjustments to reconcile net income for the period to net cash flows from operating activities.

Non-cash investing and financing activities for the years ended December 31, 2020, 2019 and 2018 are presented below:

	2020	2019	2018
Unpaid acquisition of PPE	304,531	1,812,174	644,507
Principal payment of financial lease (1)	190,969	203,173	213,551
Capitalization of finance costs	-	607,452	-

(1) Cancelled through compensation with trade receivables with the creditor. See Note 13.

Note 13 to these consolidated financial statements includes a reconciliation between the initial and final balance of the financial liabilities arising from financing activities.